Investment Portfolioas of September 30, 2022 (Unaudited)
DWS Equity 500 Index VIP
	Shares	Value ($)

Common Stocks 99.2%
Communication Services 8.0%
Diversified Telecommunication Services 0.9%
AT&T, Inc.	133,365	2,045,819
Lumen Technologies, Inc.	18,289	133,144
Verizon Communications, Inc.	78,548	2,982,467
		5,161,430
Entertainment 1.4%
Activision Blizzard, Inc.	13,294	988,276
Electronic Arts, Inc.	4,910	568,136
Live Nation Entertainment, Inc.*	2,712	206,220
Netflix, Inc.*	8,339	1,963,334
Take-Two Interactive Software, Inc.*	2,937	320,133
Walt Disney Co.*	34,050	3,211,937
Warner Bros Discovery, Inc.*	41,029	471,834
		7,729,870
Interactive Media & Services 4.7%
Alphabet, Inc. "A"*	112,087	10,721,122
Alphabet, Inc. "C"*	100,171	9,631,442
Match Group, Inc.*	5,347	255,319
Meta Platforms, Inc. "A"*	42,623	5,783,089
Twitter, Inc.*	12,503	548,131
		26,939,103
Media 0.7%
Charter Communications, Inc. "A"*	2,059	624,598
Comcast Corp. "A"	82,289	2,413,536
DISH Network Corp. "A"*	4,574	63,258
Fox Corp. "A"	5,788	177,576
Fox Corp. "B"	2,731	77,833
Interpublic Group of Companies, Inc.	7,486	191,642
News Corp. "A"	7,160	108,188
News Corp. "B"	2,595	40,015
Omnicom Group, Inc.	3,621	228,449
Paramount Global "B" (a)	9,581	182,422
		4,107,517
Wireless Telecommunication Services 0.3%
T-Mobile U.S., Inc.*	11,277	1,513,035
Consumer Discretionary 11.6%
Auto Components 0.1%
Aptiv PLC*	5,030	393,396
BorgWarner, Inc.	4,557	143,090
		536,486
Automobiles 2.6%
Ford Motor Co.	74,292	832,070

General Motors Co.	27,107	869,864
Tesla, Inc.*	49,822	13,215,286
		14,917,220
Distributors 0.2%
Genuine Parts Co.	2,552	381,065
LKQ Corp.	4,793	225,990
Pool Corp.	755	240,248
		847,303
Hotels, Restaurants & Leisure 1.9%
Booking Holdings, Inc.*	740	1,215,975
Caesars Entertainment, Inc.*	3,984	128,524
Carnival Corp.*	18,409	129,415
Chipotle Mexican Grill, Inc.*	514	772,419
Darden Restaurants, Inc.	2,214	279,672
Domino's Pizza, Inc.	675	209,385
Expedia Group, Inc.*	2,851	267,110
Hilton Worldwide Holdings, Inc.	5,227	630,481
Las Vegas Sands Corp.*	5,927	222,381
Marriott International, Inc. "A"	5,097	714,294
McDonald's Corp.	13,747	3,171,983
MGM Resorts International	6,236	185,334
Norwegian Cruise Line Holdings Ltd.*	8,320	94,515
Royal Caribbean Cruises Ltd.*	4,208	159,483
Starbucks Corp.	21,364	1,800,131
Wynn Resorts Ltd.*	1,732	109,168
Yum! Brands, Inc.	5,348	568,706
		10,658,976
Household Durables 0.3%
D.R. Horton, Inc.	5,820	391,977
Garmin Ltd.	2,910	233,702
Lennar Corp. "A"	4,786	356,796
Mohawk Industries, Inc.*	953	86,904
Newell Brands, Inc.	6,800	94,452
NVR, Inc.*	58	231,251
PulteGroup, Inc.	4,331	162,412
Whirlpool Corp.	949	127,935
		1,685,429
Internet & Direct Marketing Retail 3.4%
Amazon.com, Inc.*	165,684	18,722,292
eBay, Inc.	10,531	387,646
Etsy, Inc.*	2,378	238,109
		19,348,047
Leisure Products 0.0%
Hasbro, Inc.	2,495	168,213
Multiline Retail 0.5%
Dollar General Corp.	4,219	1,011,969
Dollar Tree, Inc.*	3,934	535,418
Target Corp.	8,715	1,293,219
		2,840,606
Specialty Retail 2.2%
Advance Auto Parts, Inc.	1,142	178,540
AutoZone, Inc.*	364	779,663
Bath & Body Works, Inc.	4,224	137,703
Best Buy Co., Inc.	3,804	240,945
CarMax, Inc.*	3,052	201,493

Home Depot, Inc.	19,228	5,305,774
Lowe's Companies, Inc.	11,973	2,248,649
O'Reilly Automotive, Inc.*	1,198	842,613
Ross Stores, Inc.	6,417	540,761
TJX Companies, Inc.	21,877	1,358,999
Tractor Supply Co.	2,102	390,720
Ulta Beauty, Inc.*	980	393,166
		12,619,026
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	23,634	1,964,458
Ralph Lauren Corp.	752	63,868
Tapestry, Inc.	4,300	122,249
VF Corp.	5,933	177,456
		2,328,031
Consumer Staples 6.8%
Beverages 1.8%
Brown-Forman Corp. "B"	3,454	229,933
Coca-Cola Co.	72,885	4,083,018
Constellation Brands, Inc. "A"	2,968	681,690
Keurig Dr Pepper, Inc.	16,108	576,989
Molson Coors Beverage Co. "B"	3,543	170,029
Monster Beverage Corp.*	7,288	633,764
PepsiCo, Inc.	25,775	4,208,026
		10,583,449
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	8,285	3,912,757
Kroger Co.	12,352	540,400
Sysco Corp.	9,456	668,634
Walgreens Boots Alliance, Inc.	13,284	417,118
Walmart, Inc.	26,695	3,462,341
		9,001,250
Food Products 1.1%
Archer-Daniels-Midland Co.	10,470	842,311
Campbell Soup Co.	3,769	177,595
Conagra Brands, Inc.	8,853	288,873
General Mills, Inc.	11,268	863,241
Hormel Foods Corp.	5,405	245,603
Kellogg Co.	4,873	339,453
Kraft Heinz Co.	14,734	491,379
Lamb Weston Holdings, Inc.	2,713	209,932
McCormick & Co., Inc.	4,717	336,181
Mondelez International, Inc. "A"	25,601	1,403,703
The Hershey Co.	2,746	605,411
The J.M. Smucker Co.	1,924	264,377
Tyson Foods, Inc. "A"	5,250	346,133
		6,414,192
Household Products 1.4%
Church & Dwight Co., Inc.	4,587	327,695
Clorox Co.	2,215	284,384
Colgate-Palmolive Co.	15,582	1,094,636
Kimberly-Clark Corp.	6,273	705,963
Procter & Gamble Co.	44,755	5,650,319
		8,062,997
Personal Products 0.2%
Estee Lauder Companies, Inc. "A"	4,357	940,676

Tobacco 0.7%
Altria Group, Inc.	33,722	1,361,694
Philip Morris International, Inc.	28,990	2,406,460
		3,768,154
Energy 4.5%
Energy Equipment & Services 0.3%
Baker Hughes Co.	19,154	401,468
Halliburton Co.	17,231	424,227
Schlumberger NV	26,237	941,908
		1,767,603
Oil, Gas & Consumable Fuels 4.2%
APA Corp.	6,130	209,585
Chevron Corp.	33,630	4,831,622
ConocoPhillips	23,781	2,433,748
Coterra Energy, Inc.	14,637	382,319
Devon Energy Corp.	12,204	733,827
Diamondback Energy, Inc.	3,368	405,709
EOG Resources, Inc.	10,892	1,216,963
EQT Corp.	6,908	281,501
Exxon Mobil Corp.	78,014	6,811,402
Hess Corp.	5,220	568,928
Kinder Morgan, Inc.	37,508	624,133
Marathon Oil Corp.	12,930	291,959
Marathon Petroleum Corp.	9,313	925,060
Occidental Petroleum Corp.	13,938	856,490
ONEOK, Inc.	8,251	422,781
Phillips 66	8,946	722,121
Pioneer Natural Resources Co.	4,459	965,507
Valero Energy Corp.	7,333	783,531
Williams Companies, Inc.	22,596	646,924
		24,114,110
Financials 10.9%
Banks 3.7%
Bank of America Corp.	130,498	3,941,040
Citigroup, Inc.	36,177	1,507,496
Citizens Financial Group, Inc.	8,972	308,278
Comerica, Inc.	2,551	181,376
Fifth Third Bancorp.	13,024	416,247
First Republic Bank	3,451	450,528
Huntington Bancshares, Inc.	27,371	360,750
JPMorgan Chase & Co.	54,857	5,732,556
KeyCorp.	17,468	279,837
M&T Bank Corp.	3,244	571,982
PNC Financial Services Group, Inc.	7,607	1,136,638
Regions Financial Corp.	17,681	354,858
Signature Bank	1,184	178,784
SVB Financial Group*	1,109	372,380
Truist Financial Corp.	24,701	1,075,482
U.S. Bancorp.	25,336	1,021,547
Wells Fargo & Co.	70,851	2,849,627
Zions Bancorp. NA	2,813	143,069
		20,882,475

Capital Markets 2.9%
Ameriprise Financial, Inc.	2,009	506,168
Bank of New York Mellon Corp.	13,988	538,818
BlackRock, Inc.	2,817	1,550,139
Cboe Global Markets, Inc.	1,957	229,693
Charles Schwab Corp.	28,524	2,050,020
CME Group, Inc.	6,747	1,195,096
FactSet Research Systems, Inc.	712	284,878
Franklin Resources, Inc.	5,380	115,778
Intercontinental Exchange, Inc.	10,496	948,314
Invesco Ltd.	8,638	118,341
MarketAxess Holdings, Inc.	698	155,298
Moody's Corp.	2,928	711,826
Morgan Stanley	25,020	1,976,830
MSCI, Inc.	1,484	625,936
Nasdaq, Inc.	6,495	368,137
Northern Trust Corp.	3,981	340,614
Raymond James Financial, Inc.	3,593	355,060
S&P Global, Inc.	6,359	1,941,721
State Street Corp.	6,913	420,379
T. Rowe Price Group, Inc.	4,217	442,827
The Goldman Sachs Group, Inc.	6,365	1,865,263
		16,741,136
Consumer Finance 0.5%
American Express Co.	11,199	1,510,857
Capital One Financial Corp.	7,193	662,979
Discover Financial Services	5,179	470,875
Synchrony Financial	9,117	257,008
		2,901,719
Diversified Financial Services 1.6%
Berkshire Hathaway, Inc. "B"*	33,736	9,008,187
Insurance 2.2%
Aflac, Inc.	10,531	591,842
Allstate Corp.	5,024	625,639
American International Group, Inc.	14,080	668,518
Aon PLC "A"	3,957	1,059,962
Arthur J. Gallagher & Co.	3,989	682,997
Assurant, Inc.	1,011	146,868
Brown & Brown, Inc.	4,329	261,818
Chubb Ltd.	7,773	1,413,753
Cincinnati Financial Corp.	2,983	267,187
Everest Re Group Ltd.	748	196,305
Globe Life, Inc.	1,644	163,907
Hartford Financial Services Group, Inc.	6,187	383,223
Lincoln National Corp.	2,884	126,637
Loews Corp.	3,779	188,345
Marsh & McLennan Companies, Inc.	9,363	1,397,802
MetLife, Inc.	12,443	756,286
Principal Financial Group, Inc.	4,381	316,089
Progressive Corp.	10,904	1,267,154
Prudential Financial, Inc.	6,971	597,972
Travelers Companies, Inc.	4,452	682,046
W.R. Berkley Corp.	3,946	254,833
Willis Towers Watson PLC	2,094	420,768
		12,469,951

Health Care 15.0%
Biotechnology 2.2%
AbbVie, Inc.	32,990	4,427,588
Amgen, Inc.	10,001	2,254,225
Biogen, Inc.*	2,676	714,492
Gilead Sciences, Inc.	23,530	1,451,566
Incyte Corp.*	3,584	238,838
Moderna, Inc.*	6,286	743,320
Regeneron Pharmaceuticals, Inc.*	2,012	1,386,006
Vertex Pharmaceuticals, Inc.*	4,798	1,389,213
		12,605,248
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	32,677	3,161,827
ABIOMED, Inc.*	870	213,724
Align Technology, Inc.*	1,387	287,262
Baxter International, Inc.	9,340	503,052
Becton, Dickinson & Co.	5,328	1,187,238
Boston Scientific Corp.*	26,984	1,045,090
DENTSPLY SIRONA, Inc.	4,151	117,681
DexCom, Inc.*	7,476	602,117
Edwards Lifesciences Corp.*	11,535	953,137
Hologic, Inc.*	4,725	304,857
IDEXX Laboratories, Inc.*	1,580	514,764
Intuitive Surgical, Inc.*	6,660	1,248,351
Medtronic PLC	24,699	1,994,444
ResMed, Inc.	2,774	605,564
STERIS PLC	1,880	312,606
Stryker Corp.	6,294	1,274,787
Teleflex, Inc.	890	179,299
The Cooper Companies, Inc.	865	228,274
Zimmer Biomet Holdings, Inc.	4,009	419,141
		15,153,215
Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	2,949	399,088
Cardinal Health, Inc.	5,166	344,469
Centene Corp.*	10,569	822,374
Cigna Corp.	5,678	1,575,475
CVS Health Corp.	24,534	2,339,808
DaVita, Inc.*	1,043	86,329
Elevance Health, Inc.	4,492	2,040,446
HCA Healthcare, Inc.	4,027	740,122
Henry Schein, Inc.*	2,618	172,186
Humana, Inc.	2,376	1,152,811
Laboratory Corp. of America Holdings	1,654	338,756
McKesson Corp.	2,673	908,472
Molina Healthcare, Inc.*	1,086	358,206
Quest Diagnostics, Inc.	2,083	255,563
UnitedHealth Group, Inc.	17,514	8,845,271
Universal Health Services, Inc. "B"	1,245	109,784
		20,489,160
Life Sciences Tools & Services 1.9%
Agilent Technologies, Inc.	5,500	668,525
Bio-Rad Laboratories, Inc. "A"*	413	172,279
Bio-Techne Corp.	761	216,124
Charles River Laboratories International, Inc.*	969	190,699
Danaher Corp.	12,212	3,154,238

Illumina, Inc.*	2,924	557,870
IQVIA Holdings, Inc.*	3,468	628,194
Mettler-Toledo International, Inc.*	425	460,751
PerkinElmer, Inc.	2,339	281,452
Thermo Fisher Scientific, Inc.	7,312	3,708,573
Waters Corp.*	1,134	305,647
West Pharmaceutical Services, Inc.	1,392	342,543
		10,686,895
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	39,866	2,834,074
Catalent, Inc.*	3,379	244,504
Eli Lilly & Co.	14,731	4,763,269
Johnson & Johnson	49,147	8,028,654
Merck & Co., Inc.	47,350	4,077,782
Organon & Co.	4,721	110,471
Pfizer, Inc.	104,780	4,585,173
Viatris, Inc.	23,183	197,519
Zoetis, Inc.	8,737	1,295,610
		26,137,056
Industrials 7.8%
Aerospace & Defense 1.6%
Boeing Co.*	10,428	1,262,622
General Dynamics Corp.	4,225	896,418
Howmet Aerospace, Inc.	7,046	217,933
Huntington Ingalls Industries, Inc.	684	151,506
L3Harris Technologies, Inc.	3,587	745,486
Lockheed Martin Corp.	4,413	1,704,698
Northrop Grumman Corp.	2,699	1,269,394
Raytheon Technologies Corp.	27,527	2,253,360
Textron, Inc.	4,020	234,205
TransDigm Group, Inc.	975	511,700
		9,247,322
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,266	218,239
Expeditors International of Washington, Inc.	3,082	272,171
FedEx Corp.	4,441	659,355
United Parcel Service, Inc. "B"	13,695	2,212,290
		3,362,055
Airlines 0.2%
Alaska Air Group, Inc.*	2,403	94,077
American Airlines Group, Inc.*	12,736	153,341
Delta Air Lines, Inc.*	11,847	332,427
Southwest Airlines Co.*	11,033	340,258
United Airlines Holdings, Inc.*	6,345	206,403
		1,126,506
Building Products 0.4%
A.O. Smith Corp.	2,445	118,778
Allegion PLC	1,467	131,561
Carrier Global Corp.	15,705	558,470
Fortune Brands Home & Security, Inc.	2,431	130,520
Johnson Controls International PLC	12,742	627,161
Masco Corp.	4,298	200,674
Trane Technologies PLC	4,274	618,918
		2,386,082

Commercial Services & Supplies 0.5%
Cintas Corp.	1,585	615,281
Copart, Inc.*	4,068	432,835
Republic Services, Inc.	3,904	531,100
Rollins, Inc.	4,432	153,702
Waste Management, Inc.	7,022	1,124,995
		2,857,913
Construction & Engineering 0.1%
Quanta Services, Inc.	2,698	343,698
Electrical Equipment 0.5%
AMETEK, Inc.	4,312	489,024
Eaton Corp. PLC	7,393	985,930
Emerson Electric Co.	11,139	815,597
Generac Holdings, Inc.*	1,192	212,343
Rockwell Automation, Inc.	2,169	466,574
		2,969,468
Industrial Conglomerates 0.8%
3M Co.	10,314	1,139,697
General Electric Co.	20,475	1,267,607
Honeywell International, Inc.	12,624	2,107,829
		4,515,133
Machinery 1.6%
Caterpillar, Inc.	9,880	1,621,111
Cummins, Inc.	2,648	538,895
Deere & Co.	5,199	1,735,894
Dover Corp.	2,719	316,981
Fortive Corp.	6,440	375,452
IDEX Corp.	1,442	288,184
Illinois Tool Works, Inc.	5,259	950,038
Ingersoll Rand, Inc.	7,606	329,036
Nordson Corp.	1,030	218,638
Otis Worldwide Corp.	7,678	489,856
PACCAR, Inc.	6,443	539,215
Parker-Hannifin Corp.	2,369	574,032
Pentair PLC	3,145	127,781
Snap-on, Inc.	1,021	205,578
Stanley Black & Decker, Inc.	2,832	212,995
Westinghouse Air Brake Technologies Corp.	3,422	278,380
Xylem, Inc.	3,437	300,256
		9,102,322
Professional Services 0.4%
CoStar Group, Inc.*	7,471	520,355
Equifax, Inc.	2,305	395,146
Jacobs Solutions, Inc.	2,392	259,508
Leidos Holdings, Inc.	2,570	224,798
Nielsen Holdings PLC	6,732	186,611
Robert Half International, Inc.	2,047	156,596
Verisk Analytics, Inc.	2,975	507,327
		2,250,341
Road & Rail 0.9%
CSX Corp.	40,154	1,069,703
J.B. Hunt Transport Services, Inc.	1,489	232,909
Norfolk Southern Corp.	4,393	920,993

Old Dominion Freight Line, Inc.	1,665	414,202
Union Pacific Corp.	11,710	2,281,342
		4,919,149
Trading Companies & Distributors 0.2%
Fastenal Co.	10,626	489,221
United Rentals, Inc.*	1,316	355,478
W.W. Grainger, Inc.	868	424,617
		1,269,316
Information Technology 26.2%
Communications Equipment 0.8%
Arista Networks, Inc.*	4,667	526,858
Cisco Systems, Inc.	77,498	3,099,920
F5, Inc.*	1,152	166,729
Juniper Networks, Inc.	6,233	162,806
Motorola Solutions, Inc.	3,134	701,922
		4,658,235
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	11,172	748,077
CDW Corp.	2,524	393,946
Corning, Inc.	14,503	420,877
Keysight Technologies, Inc.*	3,295	518,501
TE Connectivity Ltd.	6,042	666,795
Teledyne Technologies, Inc.*	887	299,336
Trimble, Inc.*	4,655	252,627
Zebra Technologies Corp. "A"*	929	243,408
		3,543,567
IT Services 4.4%
Accenture PLC "A"	11,857	3,050,806
Akamai Technologies, Inc.*	2,816	226,181
Automatic Data Processing, Inc.	7,737	1,750,032
Broadridge Financial Solutions, Inc.	2,170	313,174
Cognizant Technology Solutions Corp. "A"	9,802	563,027
DXC Technology Co.*	4,366	106,880
EPAM Systems, Inc.*	1,064	385,370
Fidelity National Information Services, Inc.	11,353	857,946
Fiserv, Inc.*	11,967	1,119,752
FleetCor Technologies, Inc.*	1,401	246,814
Gartner, Inc.*	1,446	400,094
Global Payments, Inc.	5,149	556,349
International Business Machines Corp.	16,891	2,006,820
Jack Henry & Associates, Inc.	1,373	250,257
Mastercard, Inc. "A"	15,953	4,536,076
Paychex, Inc.	5,964	669,220
PayPal Holdings, Inc.*	21,678	1,865,826
VeriSign, Inc.*	1,733	301,022
Visa, Inc. "A"	30,575	5,431,649
		24,637,295
Semiconductors & Semiconductor Equipment 4.8%
Advanced Micro Devices, Inc.*	30,192	1,912,965
Analog Devices, Inc.	9,679	1,348,672
Applied Materials, Inc.	16,239	1,330,461
Broadcom, Inc.	7,555	3,354,496
Enphase Energy, Inc.*	2,562	710,878
Intel Corp.	76,907	1,981,893
KLA Corp.	2,662	805,601

Lam Research Corp.	2,551	933,666
Microchip Technology, Inc.	10,144	619,088
Micron Technology, Inc.	20,596	1,031,860
Monolithic Power Systems, Inc.	843	306,346
NVIDIA Corp.	46,820	5,683,480
NXP Semiconductors NV	4,878	719,554
ON Semiconductor Corp.*	8,174	509,485
Qorvo, Inc.*	1,936	153,738
QUALCOMM, Inc.	21,016	2,374,388
Skyworks Solutions, Inc.	2,866	244,384
SolarEdge Technologies, Inc.*	1,042	241,181
Teradyne, Inc.	2,838	213,276
Texas Instruments, Inc.	17,121	2,649,988
		27,125,400
Software 8.5%
Adobe, Inc.*	8,761	2,411,027
ANSYS, Inc.*	1,661	368,244
Autodesk, Inc.*	4,047	755,980
Cadence Design Systems, Inc.*	5,063	827,446
Ceridian HCM Holding, Inc.*	2,704	151,100
Citrix Systems, Inc.	2,346	243,984
Fortinet, Inc.*	12,196	599,189
Intuit, Inc.	5,267	2,040,014
Microsoft Corp.	139,447	32,477,206
NortonLifeLock, Inc.	11,193	225,427
Oracle Corp.	28,379	1,733,106
Paycom Software, Inc.*	890	293,691
PTC, Inc.*	2,039	213,279
Roper Technologies, Inc.	1,963	705,973
Salesforce, Inc.*	18,596	2,674,849
ServiceNow, Inc.*	3,773	1,424,723
Synopsys, Inc.*	2,879	879,563
Tyler Technologies, Inc.*	786	273,135
		48,297,936
Technology Hardware, Storage & Peripherals 7.1%
Apple, Inc.	282,384	39,025,469
Hewlett Packard Enterprise Co.	24,504	293,558
HP, Inc.	17,354	432,461
NetApp, Inc.	3,939	243,627
Seagate Technology Holdings PLC	3,716	197,803
Western Digital Corp.*	5,847	190,320
		40,383,238
Materials 2.5%
Chemicals 1.8%
Air Products & Chemicals, Inc.	4,128	960,709
Albemarle Corp.	2,179	576,215
Celanese Corp.	1,906	172,188
CF Industries Holdings, Inc.	3,778	363,632
Corteva, Inc.	13,298	759,981
Dow, Inc.	13,289	583,786
DuPont de Nemours, Inc.	9,391	473,306
Eastman Chemical Co.	2,398	170,378
Ecolab, Inc.	4,618	666,931
FMC Corp.	2,327	245,964
International Flavors & Fragrances, Inc.	4,732	429,808
Linde PLC	9,330	2,515,275

LyondellBasell Industries NV "A"	4,740	356,827
PPG Industries, Inc.	4,387	485,597
Sherwin-Williams Co.	4,408	902,538
The Mosaic Co.	6,548	316,465
		9,979,600
Construction Materials 0.1%
Martin Marietta Materials, Inc.	1,171	377,167
Vulcan Materials Co.	2,438	384,497
		761,664
Containers & Packaging 0.3%
Amcor PLC	28,493	305,730
Avery Dennison Corp.	1,520	247,304
Ball Corp.	5,755	278,082
International Paper Co.	6,881	218,128
Packaging Corp. of America	1,792	201,224
Sealed Air Corp.	2,783	123,871
Westrock Co.	4,725	145,955
		1,520,294
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	26,616	727,415
Newmont Corp.	14,777	621,077
Nucor Corp.	4,868	520,828
		1,869,320
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITs) 2.7%
Alexandria Real Estate Equities, Inc.	2,845	398,841
American Tower Corp.	8,700	1,867,890
AvalonBay Communities, Inc.	2,655	489,024
Boston Properties, Inc.	2,719	203,843
Camden Property Trust	1,938	231,494
Crown Castle, Inc.	8,127	1,174,758
Digital Realty Trust, Inc.	5,380	533,588
Duke Realty Corp.	7,116	342,991
Equinix, Inc.	1,695	964,184
Equity Residential	6,432	432,359
Essex Property Trust, Inc.	1,231	298,185
Extra Space Storage, Inc.	2,515	434,366
Federal Realty Investment Trust	1,430	128,872
Healthpeak Properties, Inc.	10,175	233,211
Host Hotels & Resorts, Inc.	13,376	212,411
Invitation Homes, Inc.	10,811	365,087
Iron Mountain, Inc.	5,589	245,748
Kimco Realty Corp.	11,919	219,429
Mid-America Apartment Communities, Inc.	2,210	342,705
Prologis, Inc.	13,870	1,409,192
Public Storage	2,935	859,397
Realty Income Corp.	11,390	662,898
Regency Centers Corp.	2,941	158,373
SBA Communications Corp.	1,971	561,045
Simon Property Group, Inc.	6,096	547,116
UDR, Inc.	5,852	244,087
Ventas, Inc.	7,563	303,806
VICI Properties, Inc.	17,850	532,822
Vornado Realty Trust	2,966	68,693

Welltower, Inc.	8,571	551,287
Weyerhaeuser Co.	13,493	385,360
		15,403,062
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	5,927	400,132
Utilities 3.1%
Electric Utilities 2.0%
Alliant Energy Corp.	4,785	253,557
American Electric Power Co., Inc.	9,555	826,030
Constellation Energy Corp.	6,084	506,128
Duke Energy Corp.	14,482	1,347,116
Edison International	7,282	412,016
Entergy Corp.	3,831	385,513
Evergy, Inc.	4,350	258,390
Eversource Energy	6,543	510,092
Exelon Corp.	18,450	691,137
FirstEnergy Corp.	9,933	367,521
NextEra Energy, Inc.	36,737	2,880,548
NRG Energy, Inc.	4,165	159,395
PG&E Corp.*	30,079	375,987
Pinnacle West Capital Corp.	2,126	137,148
PPL Corp.	13,642	345,825
Southern Co.	19,849	1,349,732
Xcel Energy, Inc.	10,347	662,208
		11,468,343
Gas Utilities 0.0%
Atmos Energy Corp.	2,673	272,245
Independent Power & Renewable Electricity Producers 0.1%
AES Corp.	12,389	279,991
Multi-Utilities 0.9%
Ameren Corp.	4,872	392,440
CenterPoint Energy, Inc.	11,880	334,778
CMS Energy Corp.	5,316	309,604
Consolidated Edison, Inc.	6,554	562,071
Dominion Energy, Inc.	15,455	1,068,095
DTE Energy Co.	3,564	410,038
NiSource, Inc.	7,709	194,190
Public Service Enterprise Group, Inc.	9,266	521,027
Sempra Energy	5,850	877,149
WEC Energy Group, Inc.	5,845	522,718
		5,192,110
Water Utilities 0.1%
American Water Works Co., Inc.	3,453	449,443
Total Common Stocks (Cost $253,206,261)		563,718,945

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.2%
U.S. Treasury Obligations
U.S. Treasury Bills, 1.82% (b), 11/25/2022 (c) (Cost $922,428)	925,000	921,168

	Shares	Value ($)

Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (d) (e) (Cost $186,810)	186,810	186,810

Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.84% (d) (Cost $4,297,771)	4,297,771	4,297,771

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $258,613,270)	100.2	569,124,694
Other Assets and Liabilities, Net	(0.2)	(1,007,070)
Net Assets	100.0	568,117,624
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (d) (e)
6,745,286	—	6,558,476 (f)	—	—	7,007	—	186,810	186,810
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 2.84% (d)
2,447,900	58,296,117	56,446,246	—	—	33,020	—	4,297,771	4,297,771
9,193,186	58,296,117	63,004,722	—	—	40,027	—	4,484,581	4,484,581

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $182,403, which is 0.0% of net assets.

(b)	Annualized yield at time of purchase; not a coupon rate.
(c)	At September 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

S&P: Standard & Poor's
At September 30, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
S&P 500 E-Mini Index	USD	12/16/2022	27	5,478,703	4,862,025	(616,678)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$45,450,955	$—	$—	$45,450,955
Consumer Discretionary	65,949,337	—	—	65,949,337
Consumer Staples	38,770,718	—	—	38,770,718
Energy	25,881,713	—	—	25,881,713
Financials	62,003,468	—	—	62,003,468
Health Care	85,071,574	—	—	85,071,574
Industrials	44,349,305	—	—	44,349,305
Information Technology	148,401,687	243,984	—	148,645,671
Materials	14,130,878	—	—	14,130,878
Real Estate	15,803,194	—	—	15,803,194
Utilities	17,662,132	—	—	17,662,132
Government & Agency Obligations	—	921,168	—	921,168
Short-Term Investments (a)	4,484,581	—	—	4,484,581
Total	$567,959,542	$1,165,152	$—	$569,124,694

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(616,678)	$—	$—	$(616,678)
Total	$(616,678)	$—	$—	$(616,678)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Futures Contracts
Equity Contracts	$ (616,078)

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
vit-equ500-PH3
R-080548-1 (1/23)